Offsetting, enforceable master netting arrangements and similar agreements (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Financial Instruments Set Off in Statement of Financial Position	The table provides details relating to the effect, or potential effect, of netting arrangements, including rights to set-off,
associated with the entity’s recognized financial assets and recognized financial liabilities.

Financial assets subject to offsetting, enforceable master netting arrange- ments and similar agreements	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities set off in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not set off in the statements of financial position
				Financial instruments	Cash collateral received (excluding surplus collateral)	Net amount

2023

Derivatives	1,341	-	1,341	631	707	2

On December 31	1,341	-	1,341	631	707	2

2022

Derivatives	2,733	-	2,733	2,589	111	34

On December 31	2,733	-	2,733	2,589	111	34

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets set off in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amounts not set off in the statements of financial position
				Financial instruments	Cash collateral pledged (excluding surplus collateral)	Net amount

2023

Derivatives	2,361	-	2,361	1,245	1,026	90

On December 31	2,361	-	2,361	1,245	1,026	90

2022

Derivatives	5,115	-	5,115	3,359	1,668	89

On December 31	5,115	-	5,115	3,359	1,668	89